Emerging Markets Local Income Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 1.6%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.5%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$9,182,540

Total Brazil			$9,182,540

Mexico — 0.0%(2)
Petroleos Mexicanos:
7.19%, 9/12/24(3)	MXN	10,630	$510,653
7.65%, 11/24/21	MXN	5,900	296,336

Total Mexico			$806,989

Peru — 0.7%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$6,575,928
Telefonica del Peru SAA, 7.375%, 4/10/27(3)	PEN	24,500	5,795,822

Total Peru			$12,371,750

Uzbekistan — 0.4%
Ipoteka-Bank ATIB, 16.00%, 4/16/24(1)	UZS	29,670,000	$2,785,472
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	48,000,000	4,492,460

Total Uzbekistan			$7,277,932

Total Foreign Corporate Bonds (identified cost $34,034,357)			$29,639,211

Loan Participation Notes — 2.2%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 2.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$15,436,426
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(4)(5)	UZS	253,458,000	24,350,561

Total Uzbekistan			$39,786,987

Total Loan Participation Notes (identified cost $41,163,015)			$39,786,987

Sovereign Government Bonds — 70.1%

Security	Principal Amount (000’s omitted)		Value
Belarus — 0.2%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	3,868	$3,891,517

Total Belarus			$3,891,517

Security	Principal Amount (000’s omitted)		Value
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	65	$39,452
1.50%, 10/30/23	BAM	265	161,497
1.50%, 12/15/23	BAM	14	8,754
1.50%, 5/31/25	BAM	2,225	1,342,638
1.50%, 6/9/25	BAM	213	129,152
1.50%, 12/24/25	BAM	290	175,737
1.50%, 9/25/26	BAM	217	131,841
1.50%, 9/26/27	BAM	77	46,053

Total Bosnia and Herzegovina			$2,035,124

Brazil — 0.3%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$4,516,113

Total Brazil			$4,516,113

China — 5.9%
China Development Bank, 3.30%, 3/3/26	CNY	255,400	$40,051,654
China Government Bond, 2.68%, 5/21/30	CNY	438,820	66,513,017

Total China			$106,564,671

Colombia — 0.3%
Republic of Colombia, 2.625%, 3/15/23	USD	3,500	$3,559,955
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,036,537

Total Colombia			$4,596,492

Costa Rica — 0.0%(2)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	67,197	$105,709

Total Costa Rica			$105,709

Dominican Republic — 0.1%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	145,250	$2,688,407

Total Dominican Republic			$2,688,407

Egypt — 7.3%
Egypt Government Bond:
14.06%, 1/12/26	EGP	296,986	$18,734,394
14.483%, 4/6/26	EGP	385,637	24,593,568
14.556%, 10/13/27	EGP	1,053,100	67,274,314
14.664%, 10/6/30	EGP	350,468	22,103,122

Total Egypt			$132,705,398

El Salvador — 0.2%
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	4,497	$4,367,936

Total El Salvador			$4,367,936

Georgia — 1.0%
Georgia Treasury Bond:
7.00%, 5/30/24	GEL	30,533	$9,334,655
7.375%, 9/27/23	GEL	6,187	1,926,226
8.125%, 1/25/23	GEL	3,108	998,102
8.25%, 11/6/22	GEL	1,820	581,552
9.375%, 4/9/22	GEL	13,635	4,419,161

Total Georgia			$17,259,696

Security	Principal Amount (000’s omitted)		Value
Indonesia — 10.3%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	1,074,170,000	$75,490,848
7.375%, 5/15/48	IDR	72,833,000	5,222,069
7.50%, 8/15/32	IDR	70,753,000	5,236,381
7.50%, 5/15/38	IDR	667,200,000	48,389,344
7.50%, 4/15/40	IDR	402,471,000	29,175,495
8.25%, 6/15/32	IDR	11,609,000	902,870
8.25%, 5/15/36	IDR	242,576,000	18,742,715
8.375%, 4/15/39	IDR	43,001,000	3,349,395
9.50%, 5/15/41	IDR	5,702,000	490,884

Total Indonesia			$187,000,001

Iraq — 0.1%
Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$1,740,985

Total Iraq			$1,740,985

Jordan — 0.1%
Jordan Government International Bond, 4.95%, 7/7/25(1)	USD	1,620	$1,688,380

Total Jordan			$1,688,380

Macedonia — 0.2%
North Macedonia Government International Bond, 5.625%, 7/26/23(1)	EUR	3,277	$4,290,612

Total Macedonia			$4,290,612

Malaysia — 6.1%
Malaysia Government Bond:
3.726%, 3/31/26	MYR	132,970	$33,055,855
3.733%, 6/15/28	MYR	81,500	20,185,196
3.828%, 7/5/34	MYR	28,100	6,691,045
3.955%, 9/15/25	MYR	161,030	40,271,212
4.254%, 5/31/35	MYR	40,240	10,113,533

Total Malaysia			$110,316,841

Mexico — 2.7%
Mexican Bonos:
7.75%, 11/13/42	MXN	230,000	$11,766,716
8.50%, 5/31/29	MXN	224,000	12,400,491
8.50%, 11/18/38	MXN	410,469	22,572,781
10.00%, 11/20/36	MXN	22,074	1,386,224

Total Mexico			$48,126,212

Mongolia — 0.1%
Mongolia Government International Bond, 5.625%, 5/1/23(1)	USD	1,623	$1,710,236

Total Mongolia			$1,710,236

Pakistan — 0.2%
Third Pakistan International Sukuk Co., Ltd. (The), 5.625%, 12/5/22(1)	USD	3,429	$3,526,212

Total Pakistan			$3,526,212

Paraguay — 0.0%(2)
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	580	$606,831

Total Paraguay			$606,831

Security	Principal Amount (000’s omitted)		Value
Peru — 1.7%
Peru Government Bond:
5.94%, 2/12/29	PEN	4,380	$1,108,880
6.15%, 8/12/32	PEN	28,845	6,976,035
6.714%, 2/12/55	PEN	4,100	923,991
6.85%, 2/12/42	PEN	19,284	4,497,836
6.90%, 8/12/37	PEN	41,002	9,762,341
6.95%, 8/12/31	PEN	26,763	6,953,498

Total Peru			$30,222,581

Romania — 2.6%
Romanian Government Bond:
3.25%, 6/24/26	RON	57,650	$14,083,378
4.15%, 1/26/28	RON	48,045	12,172,857
4.85%, 4/22/26	RON	32,030	8,350,295
5.80%, 7/26/27	RON	16,020	4,436,583
Romanian Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	3,616,564
3.624%, 5/26/30(1)	EUR	2,755	3,776,767

Total Romania			$46,436,444

Russia — 0.7%
Russia Government Bond:
7.70%, 3/23/33	RUB	778,365	$11,381,275
7.75%, 9/16/26	RUB	31,480	451,328
8.50%, 9/17/31	RUB	8,092	124,463

Total Russia			$11,957,066

Rwanda — 0.2%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,197	$3,440,599

Total Rwanda			$3,440,599

Serbia — 6.6%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	1,396	$1,412,297
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	3,649,180	40,410,859
4.50%, 8/20/32	RSD	4,569,130	50,974,634
5.875%, 2/8/28	RSD	2,161,980	26,380,582

Total Serbia			$119,178,372

Seychelles — 0.0%(2)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	884	$895,073

Total Seychelles			$895,073

South Africa — 9.4%
Republic of South Africa:
8.25%, 3/31/32	ZAR	95,739	$5,971,020
8.50%, 1/31/37	ZAR	417,200	24,402,551
8.75%, 1/31/44	ZAR	408,487	23,543,429
8.75%, 2/28/48	ZAR	231,000	13,277,819
9.00%, 1/31/40	ZAR	464,480	27,808,470
10.50%, 12/21/26	ZAR	971,954	75,653,345

Total South Africa			$170,656,634

Security	Principal Amount (000’s omitted)		Value
South Korea — 1.0%
Korea Treasury Bond, 1.50%, 12/10/30	KRW	21,000,000	$17,678,332

Total South Korea			$17,678,332

Thailand — 3.4%
Thailand Government Bond:
1.25%, 3/12/28(1)(6)	THB	1,116,365	$33,621,938
3.30%, 6/17/38	THB	594,751	21,116,254
3.40%, 6/17/36	THB	205,000	7,360,775

Total Thailand			$62,098,967

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 6.75%, 10/31/23(1)	EUR	1,460	$1,538,924

Total Tunisia			$1,538,924

Turkey — 1.2%
Republic of Turkey, 5.125%, 3/25/22	USD	540	$551,475
Turkey Government Bond:
7.10%, 3/8/23	TRY	70,204	$7,123,715
8.00%, 3/12/25	TRY	76,500	6,850,136
10.70%, 8/17/22	TRY	9,380	1,040,305
12.40%, 3/8/28	TRY	23,227	2,279,697
16.20%, 6/14/23	TRY	36,761	4,249,373

Total Turkey			$22,094,701

Ukraine — 7.3%
Ukraine Government International Bond:
7.75%, 9/1/22(1)	USD	1,709	$1,789,484
9.79%, 5/26/27	UAH	45,679	1,523,946
9.84%, 2/15/23	UAH	57,091	2,058,815
9.99%, 5/22/24	UAH	614,860	21,377,395
10.00%, 8/23/23	UAH	270,191	9,630,701
11.67%, 11/22/23	UAH	57,092	2,103,465
12.52%, 5/13/26	UAH	169,851	6,324,088
15.84%, 2/26/25	UAH	2,158,667	87,273,335

Total Ukraine			$132,081,229

Uruguay — 0.7%
Uruguay Government International Bond, 8.25%, 5/21/31	UYU	513,981	$11,991,909

Total Uruguay			$11,991,909

Uzbekistan — 0.0%(2)
Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	7,520,000	$722,702

Total Uzbekistan			$722,702

Total Sovereign Government Bonds (identified cost $1,289,965,883)			$1,268,730,906

Short-Term Investments — 19.3%

Affiliated Fund — 5.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(7)		102,001,500	$102,001,500

Total Affiliated Fund (identified cost $102,001,500)			$102,001,500

Sovereign Government Securities — 8.0%

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.0%
Brazil Letras do Tesouro Nacional:
0.00%, 1/1/22	BRL	31,678	$5,928,427
0.00%, 4/1/22	BRL	32,195	5,910,199
0.00%, 7/1/22	BRL	32,793	5,900,937

Total Brazil			$17,739,563

Egypt — 2.6%
Egypt Treasury Bill:
0.00%, 9/21/21	EGP	495,100	$31,113,248
0.00%, 10/12/21	EGP	31,500	1,960,819
0.00%, 10/26/21	EGP	70,925	4,382,128
0.00%, 12/28/21	EGP	162,200	9,826,065

Total Egypt			$47,282,260

Georgia — 0.4%
Georgia Treasury Bill:
0.00%, 8/12/21	GEL	7,219	$2,316,341
0.00%, 12/2/21	GEL	1,325	413,545
0.00%, 12/9/21	GEL	12,497	3,891,799
0.00%, 2/10/22	GEL	3,274	1,004,754
0.00%, 6/9/22	GEL	1,355	405,048

Total Georgia			$8,031,487

Uganda — 2.0%
Uganda Treasury Bill:
0.00%, 2/24/22	UGX	17,464,000	$4,687,792
0.00%, 3/10/22	UGX	14,032,600	3,750,041
0.00%, 3/24/22	UGX	2,825,100	754,406
0.00%, 4/7/22	UGX	7,267,000	1,928,223
0.00%, 4/21/22	UGX	1,453,400	384,026
0.00%, 5/5/22	UGX	16,233,200	4,272,493
0.00%, 5/19/22	UGX	26,483,100	6,921,926
0.00%, 6/3/22	UGX	14,151,700	3,698,886
0.00%, 6/16/22	UGX	18,037,600	4,700,906
0.00%, 6/23/22	UGX	4,239,900	1,100,432
0.00%, 7/7/22	UGX	15,156,200	3,903,693

Total Uganda			$36,102,824

Security	Principal Amount (000’s omitted)		Value
Uruguay — 2.0%
Uruguay Monetary Regulation Bill:
0.00%, 8/20/21	UYU	150,492	$3,437,627
0.00%, 8/27/21	UYU	353,149	8,059,548
0.00%, 12/3/21	UYU	536,802	12,046,449
0.00%, 1/7/22	UYU	109,634	2,443,120
0.00%, 1/14/22	UYU	366,807	8,162,048
0.00%, 4/22/22	UYU	81,000	1,768,091

Total Uruguay			$35,916,883

Total Sovereign Government Securities (identified cost $144,660,391)			$145,073,017

U.S. Treasury Obligations — 5.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 8/19/21		$10,000	$9,999,847
0.00%, 8/26/21(8)		46,700	46,698,988
0.00%, 9/9/21(8)		45,950	45,948,060

Total U.S. Treasury Obligations (identified cost $102,646,843)			$102,646,895

Total Short-Term Investments (identified cost $349,308,734)			$349,721,412

Total Purchased Swaptions— 0.0%(2) (identified cost $923,502)			$307,452

Total Investments — 93.2% (identified cost $1,715,395,491)			$1,688,185,968

Other Assets, Less Liabilities — 6.8%			$122,848,620

Net Assets — 100.0%			$1,811,034,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $138,148,851 or 7.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $6,306,475 or 0.3% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(2)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	69,450,000	12/15/21	$28,713
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	85,280,000	1/7/22	32,802
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	42,640,000	1/10/22	16,384
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	167,880,000	1/12/22	64,453
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	46,881,000	1/17/22	19,271
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	75,706,000	1/27/22	31,619
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	59,880,000	2/10/22	33,506
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	15,850,000	2/16/22	15,156
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	15,850,000	2/21/22	22,973
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	12,150,000	2/23/22	17,502
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	15,850,000	2/23/22	25,073

Total					$307,452

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	790,374	USD	155,948	8/2/21	$(4,193)
BRL	10,000,000	USD	1,973,087	8/2/21	(53,056)
USD	1,979,563	BRL	10,000,000	8/2/21	59,532
USD	157,352	BRL	790,374	8/2/21	5,598
PHP	110,974,000	USD	2,282,007	8/4/21	(61,734)
RUB	706,306,699	USD	9,560,758	8/4/21	94,719
RUB	739,649,794	USD	10,026,777	8/4/21	84,512
RUB	653,333,697	USD	8,846,862	8/4/21	84,454
USD	7,687,050	RUB	560,058,922	8/4/21	30,835
USD	7,684,877	RUB	560,058,921	8/4/21	28,662
USD	8,509,653	RUB	621,172,347	8/4/21	17,995
USD	4,860,617	RUB	358,000,000	8/4/21	(33,377)
RUB	682,231,565	USD	9,316,412	8/9/21	5,401
RUB	825,859,261	USD	11,303,231	8/9/21	(18,931)
RUB	789,952,338	USD	10,820,620	8/9/21	(26,941)
RUB	364,866,986	USD	5,012,658	8/9/21	(27,222)
RUB	538,603,866	USD	7,400,794	8/9/21	(41,468)
USD	11,844,110	IDR	172,213,362,769	8/16/21	(72,409)
PEN	7,467,254	USD	1,918,616	8/20/21	(80,119)
PEN	7,636,186	USD	1,966,822	8/20/21	(86,733)
USD	745,234	PEN	3,010,000	8/20/21	4,148
USD	297,030	PEN	1,200,000	8/20/21	1,580
USD	11,034,634	BRL	55,956,628	9/2/21	334,387
USD	2,129,959	BRL	10,790,374	9/2/21	66,581
RUB	661,530,868	USD	9,026,837	9/8/21	(20,785)
PEN	7,142,700	USD	1,842,041	9/10/21	(83,481)
PEN	12,650,000	USD	3,269,579	9/10/21	(155,099)
PEN	44,784,050	USD	11,575,097	9/10/21	(549,089)
USD	17,065,706	PEN	66,027,218	9/10/21	809,548
BRL	105,529,013	USD	21,141,320	9/13/21	(990,249)
BRL	103,220,759	USD	20,719,987	9/13/21	(1,009,684)
CLP	2,800,000,000	USD	3,854,466	9/13/21	(169,288)
CLP	12,161,189,875	USD	16,914,266	9/13/21	(908,499)
CLP	15,024,218,605	USD	20,935,593	9/13/21	(1,161,693)
COP	7,000,000,000	USD	1,811,553	9/13/21	(10,456)
COP	14,463,700,000	USD	3,908,157	9/13/21	(186,653)
COP	67,103,773,280	USD	18,561,669	9/13/21	(1,295,893)
COP	67,103,773,280	USD	18,624,210	9/13/21	(1,358,434)
COP	67,103,773,281	USD	18,648,121	9/13/21	(1,382,346)
COP	81,030,058,350	USD	22,454,832	9/13/21	(1,605,829)
USD	10,656,904	BRL	53,195,000	9/13/21	499,164
USD	1,241,639	CLP	930,000,000	9/13/21	17,633
USD	1,252,332	CLP	938,310,000	9/13/21	17,390
USD	2,314,160	COP	8,919,700,000	9/13/21	19,125
EUR	6,500,000	USD	7,676,240	9/15/21	40,883
EUR	637,846	USD	753,271	9/15/21	4,012
EUR	3,248,650	USD	3,961,039	9/15/21	(104,080)
EUR	10,518,605	USD	12,825,206	9/15/21	(336,995)
EUR	247,752,818	USD	302,081,961	9/15/21	(7,937,507)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
RUB	661,530,867	USD	9,000,444	9/15/21	$(9,649)
RUB	661,530,868	USD	9,013,308	9/15/21	(22,513)
RUB	793,147,397	USD	10,829,518	9/15/21	(49,936)
RUB	451,493,372	USD	6,187,875	9/15/21	(51,677)
RUB	961,906,628	USD	13,182,040	9/15/21	(108,869)
USD	111,692,196	EUR	91,604,465	9/15/21	2,934,825
USD	43,110,158	EUR	35,356,839	9/15/21	1,132,763
USD	6,710,919	EUR	5,503,967	9/15/21	176,336
USD	6,414,019	EUR	5,260,464	9/15/21	168,535
USD	1,801,340	EUR	1,477,371	9/15/21	47,332
USD	1,400,159	EUR	1,148,342	9/15/21	36,791
USD	857,618	EUR	703,376	9/15/21	22,535
RUB	849,641,879	USD	11,609,794	9/16/21	(65,195)
RUB	849,641,880	USD	11,611,920	9/16/21	(67,321)
BRL	126,634,815	USD	25,325,342	9/22/21	(1,171,842)
RUB	602,650,000	USD	8,174,019	9/24/21	(1,268)
RUB	570,390,000	USD	7,750,391	9/24/21	(15,128)
RUB	570,390,000	USD	7,752,771	9/24/21	(17,509)
RUB	288,200,000	USD	3,927,597	9/24/21	(19,214)
BRL	112,564,280	USD	22,563,760	9/29/21	(1,113,152)
IDR	1,833,228,118,458	USD	125,366,075	9/30/21	784,362
IDR	32,726,388,302	USD	2,218,137	9/30/21	33,873
RUB	613,223,446	USD	8,371,240	9/30/21	(67,130)
RUB	623,552,182	USD	8,512,600	9/30/21	(68,620)
RUB	623,552,182	USD	8,521,255	9/30/21	(77,275)
USD	3,414,974	IDR	50,000,000,000	9/30/21	(25,690)
USD	2,172,806	IDR	32,000,000,000	9/30/21	(29,219)
USD	44,675,160	IDR	653,284,871,026	9/30/21	(279,513)
USD	45,501,229	IDR	665,364,465,549	9/30/21	(284,682)
BRL	105,529,012	USD	21,056,992	10/4/21	(959,865)
BRL	112,564,280	USD	22,471,508	10/4/21	(1,034,572)
RUB	541,105,340	USD	7,158,832	10/8/21	156,686
RUB	450,000,000	USD	5,955,887	10/8/21	127,925
RUB	217,000,000	USD	2,927,582	10/8/21	6,167
USD	179,193	RUB	13,544,402	10/8/21	(3,922)
PEN	4,896,560	USD	1,256,914	10/12/21	(51,156)
BRL	105,529,012	USD	21,067,922	10/13/21	(997,569)
MXN	1,309,323,164	USD	64,917,604	10/29/21	70,861
USD	6,100,419	MXN	123,039,345	10/29/21	(6,659)
USD	23,756,134	MXN	479,137,475	10/29/21	(25,931)
RUB	621,172,347	USD	8,373,209	11/8/21	(19,153)
RUB	560,058,921	USD	7,560,904	11/8/21	(28,753)
RUB	560,058,922	USD	7,563,034	11/8/21	(30,884)
USD	5,876,635	BRL	31,678,000	1/4/22	(63,064)
USD	5,892,743	BRL	32,195,000	4/4/22	(48,868)
USD	5,907,584	BRL	32,793,000	7/5/22	(36,763)

					$(18,699,654)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	11,720,996	HUF	4,197,790,971	Standard Chartered Bank	8/2/21	$22,751	$—
EUR	13,302,627	HUF	4,770,227,263	Standard Chartered Bank	8/2/21	6,026	—
HUF	4,484,009,188	EUR	12,289,014	BNP Paribas	8/2/21	249,906	—
HUF	4,484,009,046	EUR	12,289,306	BNP Paribas	8/2/21	249,558	—
BRL	55,956,628	USD	10,925,615	Standard Chartered Bank	8/3/21	—	(181,770)
BRL	55,956,628	USD	11,078,854	Standard Chartered Bank	8/3/21	—	(335,009)
USD	11,138,630	BRL	55,956,628	Standard Chartered Bank	8/3/21	394,785	—
USD	10,925,615	BRL	55,956,628	Standard Chartered Bank	8/3/21	181,770	—
USD	1,360,478	UAH	38,692,000	BNP Paribas	8/4/21	—	(81,590)
PLN	21,574,926	EUR	4,716,666	BNP Paribas	8/5/21	4,911	—
PLN	43,278,090	EUR	9,471,099	BNP Paribas	8/5/21	—	(1,693)
PLN	14,000,000	EUR	3,057,036	Citibank, N.A.	8/5/21	7,476	—
PLN	21,446,984	EUR	4,689,950	HSBC Bank USA, N.A.	8/5/21	3,393	—
EUR	1,500,000	USD	1,780,753	Standard Chartered Bank	8/6/21	—	(1,276)
EUR	12,000,000	USD	14,169,612	UBS AG	8/6/21	66,204	—
MXN	43,000,000	USD	2,068,029	Bank of America, N.A.	8/6/21	91,232	—
MXN	43,000,000	USD	2,070,458	Bank of America, N.A.	8/6/21	88,803	—
MXN	68,800,000	USD	3,309,873	HSBC Bank USA, N.A.	8/6/21	144,945	—
MXN	17,200,000	USD	829,573	HSBC Bank USA, N.A.	8/6/21	34,132	—
MYR	102,000,000	USD	24,516,284	Barclays Bank PLC	8/6/21	—	(387,571)
USD	17,749,890	EUR	15,000,000	BNP Paribas	8/6/21	—	(44,881)
USD	5,073,949	MXN	101,612,000	UBS AG	8/6/21	—	(28,535)
USD	3,794,616	MYR	16,000,000	Credit Agricole Corporate and Investment Bank	8/6/21	9,720	—
USD	17,470,619	THB	563,065,076	Standard Chartered Bank	8/6/21	339,591	—
USD	772,464	UAH	21,320,000	Standard Chartered Bank	8/9/21	—	(20,846)
CNH	872,798,000	USD	133,895,795	Goldman Sachs International	8/10/21	1,039,721	—
EUR	9,698,958	RON	48,042,500	Citibank, N.A.	8/10/21	—	(81,298)
EUR	9,700,535	RON	48,042,500	Goldman Sachs International	8/10/21	—	(79,428)
USD	40,388,388	CNH	258,441,254	Goldman Sachs International	8/10/21	433,090	—
USD	21,321,017	CNH	138,980,773	Goldman Sachs International	8/10/21	—	(165,561)
USD	31,634,984	CNH	206,212,235	Goldman Sachs International	8/10/21	—	(245,650)
USD	4,431,088	CNH	28,700,000	JPMorgan Chase Bank, N.A.	8/10/21	—	(5,963)
EUR	5,697,261	RON	28,214,000	JPMorgan Chase Bank, N.A.	8/11/21	—	(45,780)
MYR	14,500,000	USD	3,487,002	Barclays Bank PLC	8/11/21	—	(65,032)
MYR	9,300,000	USD	2,253,453	Goldman Sachs International	8/11/21	—	(58,672)
USD	3,482,237	UAH	99,000,000	BNP Paribas	8/11/21	—	(199,449)
USD	2,345,201	UZS	25,023,292,000	ICBC Standard Bank plc	8/11/21	—	(2)
UZS	25,023,292,000	USD	2,322,132	ICBC Standard Bank plc	8/11/21	23,071	—
USD	969,587	UAH	26,700,000	Citibank, N.A.	8/12/21	—	(23,118)
USD	16,293,316	UAH	448,555,000	Citibank, N.A.	8/12/21	—	(383,941)
THB	6,924,251	USD	212,088	Standard Chartered Bank	8/16/21	—	(1,433)
THB	2,824,985,947	USD	86,528,607	Standard Chartered Bank	8/16/21	—	(584,731)
USD	2,600,163	THB	85,000,000	Standard Chartered Bank	8/16/21	14,228	—
USD	8,635,874	THB	281,944,008	Standard Chartered Bank	8/16/21	58,358	—
USD	23,656,299	ZAR	334,833,283	Citibank, N.A.	8/16/21	838,928	—
USD	9,692,772	ZAR	137,192,323	Citibank, N.A.	8/16/21	343,736	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,353,625	ZAR	118,525,056	Citibank, N.A.	8/16/21	$276,680	$—
USD	3,422,758	ZAR	48,563,654	Citibank, N.A.	8/16/21	113,365	—
ZAR	45,000,000	USD	3,141,410	Citibank, N.A.	8/16/21	—	(74,863)
ZAR	235,000,000	USD	16,056,958	JPMorgan Chase Bank, N.A.	8/16/21	—	(42,773)
ZAR	65,083,057	USD	4,500,123	Standard Chartered Bank	8/16/21	—	(65,008)
CNH	87,600,000	USD	13,522,329	Citibank, N.A.	8/18/21	12,154	—
CNH	19,500,000	USD	2,998,190	JPMorgan Chase Bank, N.A.	8/18/21	14,623	—
HUF	1,766,232,916	EUR	4,953,509	Citibank, N.A.	8/18/21	—	(38,819)
HUF	2,676,787,630	EUR	7,504,281	Citibank, N.A.	8/18/21	—	(55,351)
HUF	3,016,254,579	EUR	8,456,209	Citibank, N.A.	8/18/21	—	(62,660)
HUF	3,080,724,875	EUR	8,636,286	Goldman Sachs International	8/18/21	—	(63,207)
HUF	808,000,000	EUR	2,292,431	Standard Chartered Bank	8/18/21	—	(49,021)
USD	2,699,483	CNH	17,487,722	Citibank, N.A.	8/18/21	—	(2,426)
USD	16,572,992	ZAR	237,050,113	Citibank, N.A.	8/23/21	433,562	—
USD	16,546,260	ZAR	237,523,221	Citibank, N.A.	8/23/21	374,619	—
USD	7,935,874	ZAR	113,360,673	Citibank, N.A.	8/23/21	217,773	—
USD	6,790,505	ZAR	97,127,308	Citibank, N.A.	8/23/21	177,645	—
USD	6,779,553	ZAR	97,321,156	Citibank, N.A.	8/23/21	153,494	—
USD	3,251,591	ZAR	46,447,634	Citibank, N.A.	8/23/21	89,229	—
ZAR	344,932,909	USD	24,028,597	Citibank, N.A.	8/23/21	—	(544,024)
ZAR	333,870,676	USD	23,342,051	Citibank, N.A.	8/23/21	—	(610,645)
HUF	1,338,602,209	EUR	3,794,710	Goldman Sachs International	8/24/21	—	(78,507)
HUF	1,338,602,208	EUR	3,795,744	Goldman Sachs International	8/24/21	—	(79,734)
HUF	1,604,811,252	EUR	4,550,614	Goldman Sachs International	8/24/21	—	(95,599)
USD	5,804,613	ZAR	83,397,569	BNP Paribas	8/24/21	127,261	—
USD	4,916,145	ZAR	70,632,530	BNP Paribas	8/24/21	107,782	—
USD	480,983	ZAR	6,910,508	BNP Paribas	8/24/21	10,545	—
USD	3,405,616	ZAR	50,000,000	Standard Chartered Bank	8/24/21	1,828	—
USD	2,393,253	UAH	67,753,000	Bank of America, N.A.	8/25/21	—	(118,088)
USD	3,886,669	UAH	107,000,000	BNP Paribas	8/25/21	—	(79,406)
HUF	610,000,000	EUR	1,702,487	Goldman Sachs International	8/30/21	—	(4,475)
HUF	1,171,280,000	EUR	3,332,736	Standard Chartered Bank	8/30/21	—	(84,241)
MYR	54,793,000	USD	13,203,769	Barclays Bank PLC	9/1/21	—	(287,137)
MYR	21,000,000	USD	5,068,791	Credit Agricole Corporate and Investment Bank	9/1/21	—	(118,354)
USD	5,954,623	MYR	24,710,496	Barclays Bank PLC	9/1/21	129,493	—
EUR	3,095,982	PLN	14,000,000	HSBC Bank USA, N.A.	9/8/21	40,733	—
MYR	23,000,000	USD	5,410,492	Barclays Bank PLC	9/8/21	10,016	—
MYR	23,400,000	USD	5,660,377	Goldman Sachs International	9/8/21	—	(145,600)
MYR	147,541,230	USD	35,359,543	Goldman Sachs International	9/8/21	—	(587,876)
PLN	5,303,588	EUR	1,184,417	Citibank, N.A.	9/8/21	—	(29,169)
PLN	5,896,412	EUR	1,317,190	Citibank, N.A.	9/8/21	—	(32,883)
USD	8,585,731	MYR	35,824,820	Goldman Sachs International	9/8/21	142,744	—
USD	4,172,769	ZAR	59,300,965	Citibank, N.A.	9/8/21	143,539	—
USD	2,350,200	ZAR	33,399,675	Citibank, N.A.	9/8/21	80,844	—
USD	2,321,393	ZAR	32,990,290	Citibank, N.A.	9/8/21	79,853	—
USD	7,300,959	ZAR	103,831,633	Standard Chartered Bank	9/8/21	246,073	—
USD	4,112,069	ZAR	58,480,374	Standard Chartered Bank	9/8/21	138,594	—
USD	4,061,667	ZAR	57,763,572	Standard Chartered Bank	9/8/21	136,895	—
ZAR	46,150,000	USD	3,245,054	Standard Chartered Bank	9/8/21	—	(109,372)
GEL	2,732,173	USD	845,769	ICBC Standard Bank plc	9/9/21	24,891	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	887,126	UAH	24,600,000	BNP Paribas	9/9/21	$—	$(21,452)
USD	887,207	UAH	24,620,000	BNP Paribas	9/9/21	—	(22,109)
USD	824,397	UAH	22,910,000	Goldman Sachs International	9/9/21	—	(21,762)
PLN	31,025,979	EUR	6,932,009	Citibank, N.A.	9/10/21	—	(174,688)
PLN	33,917,361	EUR	7,580,869	Citibank, N.A.	9/10/21	—	(194,352)
PLN	21,479,523	EUR	4,803,126	Goldman Sachs International	9/10/21	—	(125,738)
PLN	46,457,300	EUR	10,275,229	Goldman Sachs International	9/10/21	—	(137,474)
PLN	23,866,137	EUR	5,339,210	Goldman Sachs International	9/10/21	—	(142,562)
PLN	10,000,000	EUR	2,234,318	UBS AG	9/10/21	—	(56,373)
USD	9,003,948	THB	281,494,924	Standard Chartered Bank	9/10/21	441,209	—
UYU	50,577,938	USD	1,146,606	HSBC Bank USA, N.A.	9/10/21	5,304	—
CZK	359,750,000	EUR	14,117,820	Bank of America, N.A.	9/13/21	—	(36,351)
CZK	566,487,910	EUR	22,267,747	Bank of America, N.A.	9/13/21	—	(100,959)
EUR	2,261,231	CZK	58,000,000	Bank of America, N.A.	9/13/21	—	(11,814)
PLN	93,042,275	EUR	20,615,913	Bank of America, N.A.	9/13/21	—	(320,778)
PLN	52,000,000	EUR	11,475,768	Citibank, N.A.	9/13/21	—	(124,463)
PLN	93,042,276	EUR	20,597,507	HSBC Bank USA, N.A.	9/13/21	—	(298,926)
USD	17,227,967	ZAR	249,005,018	BNP Paribas	9/15/21	324,309	—
USD	12,111,953	ZAR	174,826,043	BNP Paribas	9/15/21	243,921	—
USD	5,116,165	ZAR	71,161,160	Standard Chartered Bank	9/15/21	285,404	—
USD	2,881,542	ZAR	40,079,610	Standard Chartered Bank	9/15/21	160,746	—
USD	2,846,223	ZAR	39,588,348	Standard Chartered Bank	9/15/21	158,776	—
THB	3,039,132	USD	97,511	Standard Chartered Bank	9/16/21	—	(5,067)
USD	493,161	UAH	13,700,000	Bank of America, N.A.	9/16/21	—	(11,981)
CZK	550,409,412	EUR	21,619,664	Bank of America, N.A.	9/20/21	—	(85,318)
CZK	71,000,000	EUR	2,784,870	HSBC Bank USA, N.A.	9/20/21	—	(6,308)
PLN	107,878,955	EUR	23,868,435	Barclays Bank PLC	9/20/21	—	(333,899)
PLN	12,478,000	EUR	2,761,903	Goldman Sachs International	9/20/21	—	(39,952)
PLN	100,795,798	EUR	22,305,690	HSBC Bank USA, N.A.	9/20/21	—	(317,221)
PLN	17,000,000	EUR	3,712,506	Standard Chartered Bank	9/20/21	5,301	—
USD	572,909	UAH	16,030,000	Bank of America, N.A.	9/20/21	—	(17,573)
USD	26,723,397	TRY	244,946,661	Standard Chartered Bank	9/21/21	—	(1,623,242)
USD	2,035,220	UAH	56,803,000	BNP Paribas	9/23/21	—	(55,664)
USD	7,313,162	ZAR	105,477,099	BNP Paribas	9/23/21	160,166	—
USD	6,193,792	ZAR	89,332,512	BNP Paribas	9/23/21	135,650	—
USD	605,985	ZAR	8,740,068	BNP Paribas	9/23/21	13,272	—
USD	6,936,713	ZAR	100,077,083	HSBC Bank USA, N.A.	9/23/21	149,921	—
USD	5,874,962	ZAR	84,759,036	HSBC Bank USA, N.A.	9/23/21	126,974	—
USD	574,791	ZAR	8,292,610	HSBC Bank USA, N.A.	9/23/21	12,423	—
USD	4,009,922	UAH	113,160,000	BNP Paribas	9/29/21	—	(149,415)
USD	3,000,000	UAH	84,990,000	HSBC Bank USA, N.A.	9/29/21	—	(123,914)
HUF	2,007,903,313	EUR	5,699,510	Goldman Sachs International	9/30/21	—	(136,736)
HUF	1,874,040,000	EUR	5,335,236	Standard Chartered Bank	9/30/21	—	(146,267)
USD	1,841,332	UAH	51,410,000	BNP Paribas	9/30/21	—	(47,852)
USD	9,254,769	ZAR	133,436,110	BNP Paribas	9/30/21	213,774	—
USD	7,838,211	ZAR	113,012,048	BNP Paribas	9/30/21	181,053	—
USD	766,871	ZAR	11,056,814	BNP Paribas	9/30/21	17,714	—
USD	7,142,832	ZAR	103,738,553	Goldman Sachs International	10/1/21	114,896	—
MYR	13,640,000	USD	3,269,023	Credit Agricole Corporate and Investment Bank	10/4/21	—	(56,966)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,229,756	ZAR	134,009,372	Citibank, N.A.	10/4/21	$154,539	$—
USD	1,647,837	UAH	46,090,000	Citibank, N.A.	10/7/21	—	(43,331)
EUR	9,698,352	RON	48,042,912	Bank of America, N.A.	10/8/21	—	(41,796)
USD	17,469,438	THB	563,040,000	Standard Chartered Bank	10/8/21	344,309	—
KES	317,940,000	USD	2,685,985	Standard Chartered Bank	10/12/21	198,662	—
KES	211,960,000	USD	1,790,656	Standard Chartered Bank	10/12/21	132,442	—
UYU	20,241,106	USD	453,075	HSBC Bank USA, N.A.	10/13/21	5,751	—
CNH	142,500,617	USD	21,840,514	BNP Paribas	10/15/21	70,094	—
USD	17,643,438	CNH	115,000,000	HSBC Bank USA, N.A.	10/15/21	—	(38,731)
USD	1,438,941	CNH	9,400,000	Standard Chartered Bank	10/15/21	—	(6,384)
THB	329,371,411	USD	10,067,213	Standard Chartered Bank	10/18/21	—	(49,606)
USD	8,828,652	THB	288,853,723	Standard Chartered Bank	10/18/21	43,362	—
MXN	73,000,000	USD	3,638,013	Bank of America, N.A.	10/22/21	—	(10,981)
MXN	452,855,348	USD	22,182,046	Goldman Sachs International	10/22/21	318,238	—
MXN	373,912,975	USD	18,280,764	Standard Chartered Bank	10/22/21	297,239	—
MXN	373,912,973	USD	18,373,777	Standard Chartered Bank	10/22/21	204,227	—
MXN	373,912,974	USD	18,376,359	Standard Chartered Bank	10/22/21	201,644	—
USD	2,447,074	MXN	49,957,994	Goldman Sachs International	10/22/21	—	(35,107)
USD	4,634,973	MXN	94,624,830	Goldman Sachs International	10/22/21	—	(66,496)
HUF	2,499,754,986	EUR	6,926,160	Citibank, N.A.	10/25/21	21,488	—
HUF	2,499,754,987	EUR	6,921,279	Goldman Sachs International	10/25/21	27,287	—
HUF	2,499,754,987	EUR	6,954,940	Goldman Sachs International	10/25/21	—	(12,708)
HUF	2,499,754,988	EUR	6,957,389	Goldman Sachs International	10/25/21	—	(15,618)
HUF	2,499,754,987	EUR	6,959,665	Goldman Sachs International	10/25/21	—	(18,322)
HUF	710,000,000	EUR	1,966,714	HSBC Bank USA, N.A.	10/25/21	6,707	—
HUF	2,364,719,831	EUR	6,595,561	Standard Chartered Bank	10/25/21	—	(31,417)
HUF	1,171,280,000	EUR	3,233,328	Standard Chartered Bank	10/29/21	23,572	—
HUF	4,770,227,263	EUR	13,256,629	Standard Chartered Bank	10/29/21	—	(9,014)
HUF	4,197,790,971	EUR	11,680,020	Standard Chartered Bank	10/29/21	—	(24,819)
UZS	25,722,252,000	USD	2,322,132	ICBC Standard Bank plc	11/12/21	25,930	—
GEL	2,748,750	USD	838,852	ICBC Standard Bank plc	1/11/22	11,437	—
UYU	20,639,278	USD	455,071	HSBC Bank USA, N.A.	1/11/22	4,717	—
KES	45,675,000	USD	386,749	Standard Chartered Bank	2/8/22	18,633	—
KES	50,060,000	USD	428,963	ICBC Standard Bank plc	2/23/22	14,043	—
KES	25,050,000	USD	214,469	ICBC Standard Bank plc	2/23/22	7,211	—
KES	45,360,000	USD	386,701	Standard Chartered Bank	3/2/22	14,168	—
KES	45,300,000	USD	387,014	Standard Chartered Bank	3/4/22	13,170	—
KES	45,810,000	USD	392,444	Standard Chartered Bank	3/8/22	11,932	—
KES	22,400,000	USD	191,617	Standard Chartered Bank	4/1/22	5,199	—
KES	127,500,000	USD	1,126,524	Standard Chartered Bank	5/11/22	—	(15,331)
KES	139,764,000	USD	1,228,695	ICBC Standard Bank plc	5/18/22	—	(12,727)
KES	249,600,000	USD	2,187,555	Standard Chartered Bank	5/20/22	—	(17,072)
KES	253,848,000	USD	2,217,982	Standard Chartered Bank	6/6/22	—	(19,801)
KES	125,680,000	USD	1,099,563	Goldman Sachs International	6/8/22	—	(11,781)
KES	253,630,000	USD	2,218,015	Standard Chartered Bank	6/8/22	—	(22,804)
KES	140,000,000	USD	1,217,391	Bank of America, N.A.	6/10/22	—	(6,264)
UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	1,460,052	—

						$14,317,436	$(11,939,753)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/21	COP	49,655,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$12,804,384	$(136,303)
8/12/21	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,280,454	(90,554)
8/12/21	COP	43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	11,131,021	(151,015)
8/13/21	COP	22,509,500	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	5,804,409	(25,267)
8/16/21	COP	45,075,730	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,623,448	(21,654)
8/16/21	COP	22,607,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,829,654	(30,775)
8/17/21	COP	41,494,040	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	10,699,856	(84,079)
8/20/21	COP	10,523,242	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,713,575	(7,289)
8/23/21	COP	31,047,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,006,008	(64,737)
8/24/21	COP	100,500,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	25,915,420	84,718
8/24/21	COP	18,500,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,770,500	2,161
8/24/21	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,188,757	(11,505)
8/24/21	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	17,276,947	72,771
8/24/21	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,953,069	(474)
8/26/21	COP	25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,585,302	(13,039)
8/30/21	COP	34,467,200	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,887,880	82,533
8/31/21	COP	41,360,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	10,665,446	112,648
9/3/21	COP	28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,395,565	59,320
9/3/21	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,110,315	71,324
9/14/21	COP	20,614,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,315,652	34,148

						$(117,068)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures
Euro-Bobl	(23)	Short	9/8/21	$(3,693,127)	$(34,923)
Euro-Bund	(15)	Short	9/8/21	(3,141,841)	(89,324)
U.S. 5-Year Treasury Note	(13)	Short	9/30/21	(1,617,789)	(7,719)
U.S. 10-Year Treasury Note	(150)	Short	9/21/21	(20,167,969)	(365,347)

					$(497,313)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	548,199	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	$(978,195)	$—	$(978,195)
BRL	360,049	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(624,234)	—	(624,234)
BRL	360,971	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	506,035	—	506,035
BRL	64,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	64,570	—	64,570
BRL	507,598	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	484,125	—	484,125
BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	(387,354)	—	(387,354)
BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(296,802)	—	(296,802)
BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	854,194	—	854,194
BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	(120,265)	—	(120,265)
BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	168,357	—	168,357
BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	163,336	—	163,336

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	$719,566	$—	$719,566
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	778,421	—	778,421
BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(445,721)	—	(445,721)
BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(986,096)	—	(986,096)
BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(818,091)	—	(818,091)
BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	(313,770)	—	(313,770)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	792,261	—	792,261
BRL	50,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.47% (pays upon termination)	1/2/25	(517,041)	—	(517,041)
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	271,951	—	271,951
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	2,277,352	—	2,277,352
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	286,851	—	286,851
BRL	27,600	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/4/27	72,585	—	72,585
CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	71,573	—	71,573
CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	31,636	—	31,636
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	260,867	—	260,867
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	41,600	—	41,600

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	$(220,695)	$—	$(220,695)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(336,980)	—	(336,980)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(500,298)	—	(500,298)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(236,172)	—	(236,172)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(174,992)	—	(174,992)
CLP	5,068,950	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.03% (pays semi-annually)	2/25/26	320,154	—	320,154
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(13,619)	—	(13,619)
CLP	4,898,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(114,071)	—	(114,071)
CLP	6,000,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.44% (pays semi-annually)	7/30/26	(26,526)	—	(26,526)
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	21,649	—	21,649
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(16,681)	—	(16,681)
CLP	2,473,064	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.17% (pays semi-annually)	7/2/31	12,963	—	12,963
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	11,247	—	11,247
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	45,739	—	45,739
CNY	116,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.62% (pays quarterly)	8/4/25	125,497	—	125,497
CNY	90,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	9/3/25	184,287	—	184,287

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	80,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	$160,429	$—	$160,429
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	1/27/26	71,429	—	71,429
CNY	85,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	5/7/26	156,308	—	156,308
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.75% (pays quarterly)	6/4/26	91,829	—	91,829
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.86% (pays quarterly)	6/18/26	95,412	—	95,412
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	57,975	—	57,975
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	49,506	—	49,506
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	84,679	—	84,679
COP	4,831,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	33,135	—	33,135
COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	73,255	—	73,255
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	75,558	—	75,558
COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	91,015	—	91,015
COP	22,708,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.12% (pays quarterly)	11/26/25	129,610	—	129,610
COP	29,467,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.14% (pays quarterly)	11/26/25	163,883	—	163,883
COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	68,749	—	68,749
COP	30,157,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	159,580	—	159,580

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	7,320,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	$35,574	$—	$35,574
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	58,621	—	58,621
COP	4,710,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	22,639	—	22,639
COP	10,648,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	45,994	—	45,994
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	48,197	—	48,197
COP	27,119,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	89,666	—	89,666
COP	21,524,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.50% (pays quarterly)	11/26/25	36,018	—	36,018
COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	26,864	—	26,864
COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	13,689	—	13,689
COP	10,523,242	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.62% (pays quarterly)	11/26/25	3,969	—	3,969
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	(5,171)	—	(5,171)
COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	(35,316)	—	(35,316)
COP	25,708,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	125,974	—	125,974
COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	203,610	—	203,610
COP	23,038,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	85,834	—	85,834
COP	24,662,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	73,412	—	73,412

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	53,708,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	$429,801	$—	$429,801
COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	47,722	—	47,722
COP	8,319,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	52,716	—	52,716
COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	33,275	—	33,275
CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	123,437	—	123,437
CZK	491,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.80% (pays annually)	2/26/25	76,044	—	76,044
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(115,786)	—	(115,786)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	171,022	—	171,022
CZK	107,690	Pays	6-month CZK PRIBOR (pays semi-annually)	0.60% (pays annually)	6/15/25	(237,385)	—	(237,385)
CZK	184,250	Pays	6-month CZK PRIBOR (pays semi-annually)	0.64% (pays annually)	7/27/25	(412,415)	—	(412,415)
CZK	80,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.01% (pays annually)	1/27/26	(121,653)	—	(121,653)
CZK	125,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	2/23/26	(107,599)	—	(107,599)
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(204,574)	—	(204,574)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.73% (pays annually)	5/6/26	(18,380)	—	(18,380)
CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(25,988)	—	(25,988)
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(249,893)	(14,347)	(264,240)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(65,993)	—	(65,993)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(563,881)	—	(563,881)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	783,328	—	783,328
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(279,535)	—	(279,535)
HUF	3,165,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.10% (pays annually)	12/4/25	(507,092)	—	(507,092)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(341,792)	—	(341,792)
HUF	3,650,000	Receives	6-month HUF BUBOR (pays semi-annually)	2.45% (pays annually)	8/2/26	24,632	—	24,632

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	$10,217	$—	$10,217
MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	5,808	—	5,808
MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	2,058	—	2,058
MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	10,330	—	10,330
MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	(445)	—	(445)
MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	469	—	469
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	408,882	(2,103)	406,779
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	1,211,489	(6,520)	1,204,969
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	473,523	—	473,523
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(538,438)	—	(538,438)
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(155,824)	—	(155,824)
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(698,965)	—	(698,965)
MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	388,408	(3,493)	384,915
MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	647,126	—	647,126
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(2,165)	—	(2,165)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	331,146	—	331,146

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	$(99,306)	$—	$(99,306)
MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(848,227)	—	(848,227)
MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(855,038)	—	(855,038)
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(992,559)	—	(992,559)
MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.77% (pays monthly)	2/14/25	(470,528)	—	(470,528)
MXN	275,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.18% (pays monthly)	3/5/25	(475,130)	—	(475,130)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	(293,497)	—	(293,497)
MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(263,832)	—	(263,832)
MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	(655,303)	—	(655,303)
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(705,780)	—	(705,780)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(70,977)	—	(70,977)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(89,143)	—	(89,143)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(41,811)	—	(41,811)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	621,116	(4,431)	616,685
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	20,816	—	20,816
MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(44,407)	—	(44,407)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	$(644,450)	$—	$(644,450)
MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	119,875	(276,279)	(156,404)
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	24,367	—	24,367
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	359,382	—	359,382
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	227,591	—	227,591
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	196,557	—	196,557
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	150,843	—	150,843
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	124,525	—	124,525
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	142,100	—	142,100
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	146,206	—	146,206
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	226,080	—	226,080
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	280,628	—	280,628
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	100,902	—	100,902
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	182,998	—	182,998
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	507,038	—	507,038
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	(141,612)	—	(141,612)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(72,021)	—	(72,021)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(47,037)	—	(47,037)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(286,122)	—	(286,122)
PLN	29,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.97% (pays annually)	2/23/26	(90,418)	—	(90,418)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	1,914,866	—	1,914,866
PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	1,166,396	—	1,166,396
PLN	40,200	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	(345,106)	—	(345,106)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	$33,739	$—	$33,739
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	132,248	—	132,248
THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	326,888	—	326,888
THB	675,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.94% (pays semi-annually)	2/12/25	293,229	—	293,229
THB	442,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.70% (pays semi-annually)	3/6/25	58,094	—	58,094
THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(249,381)	—	(249,381)
THB	290,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.80% (pays semi-annually)	6/16/25	52,208	—	52,208
THB	180,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.82% (pays semi-annually)	9/11/25	41,534	—	41,534
THB	373,500	Pays	6-month THB Fixing Rate (pays semi-annually)	0.79% (pays semi-annually)	12/4/25	39,737	—	39,737
THB	635,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.69% (pays semi-annually)	12/22/25	(21,254)	—	(21,254)
THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.72% (pays semi-annually)	1/25/26	(7,098)	—	(7,098)
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	81,687	—	81,687
THB	429,400	Pays	6-month THB Fixing Rate (pays semi-annually)	1.07% (pays semi-annually)	4/12/26	222,635	—	222,635
THB	449,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	5/5/26	153,842	231	154,073
THB	550,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	6/8/26	213,629	—	213,629
THB	370,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	6/21/26	112,225	—	112,225
THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	(191,611)	—	(191,611)
THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	(191,611)	—	(191,611)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	224,967	Receives	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	2/25/28	$(167,172)	$—	$(167,172)
THB	199,227	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	(156,453)	—	(156,453)
USD	21,400	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	1/6/31	558,962	—	558,962
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	202,003	—	202,003
ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	945,720	—	945,720
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(1,092,373)	—	(1,092,373)
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(272,404)	—	(272,404)
ZAR	148,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	60,264	—	60,264
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(42,766)	97	(42,669)
ZAR	192,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	41,677	624	42,301
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	644,832	—	644,832
ZAR	207,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	243,727	891	244,618
ZAR	132,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.74% (pays quarterly)	7/29/26	4,167	511	4,678

	Total					$5,465,675	$(304,819)	$5,160,856

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,127,682
Bank of America, N.A.	MYR	36,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(1,884)
Bank of America, N.A.	RUB	1,085,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.20% (pays annually)	3/4/25	(184,100)
Bank of America, N.A.	RUB	606,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.20% (pays annually)	8/6/25	(231,499)
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	288,520
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	165,436
BNP Paribas	MYR	33,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	3,075
BNP Paribas	MYR	33,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	3,086
BNP Paribas	MYR	73,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.47% (pays quarterly)	7/26/26	(39,356)
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	51,622
Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	310,694
Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(762,207)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	236,143
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	177,820
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	308,038
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	340,070
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	119,425

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	$4,822
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	177,197
Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	227,520
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	315,041
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	414,333
Goldman Sachs International	MYR	26,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	3,952
Goldman Sachs International	MYR	8,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(1,233)
Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	410,186
Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	425,701
Goldman Sachs International	RUB	252,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.27% (pays annually)	6/17/25	(210,535)
Goldman Sachs International	RUB	430,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.14% (pays annually)	7/24/25	(386,511)
Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.50% (pays annually)	8/25/25	(63,350)
Goldman Sachs International	RUB	1,700,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.64% (pays annually)	12/21/25	(584,550)
Goldman Sachs International	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.53% (pays annually)	3/12/26	(13,829)
Goldman Sachs International	RUB	1,174,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.17% (pays annually)	5/5/26	132,229
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	106,061

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	$54,326
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	54,373
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	132,172
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	107,369
JPMorgan Chase Bank, N.A.	MYR	57,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.67% (pays quarterly)	5/20/26	124,514
JPMorgan Chase Bank, N.A.	MYR	61,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.59% (pays quarterly)	7/1/26	63,336
JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	594,557
JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	298,316
JPMorgan Chase Bank, N.A.	RUB	802,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.55% (pays annually)	12/3/25	(311,778)
JPMorgan Chase Bank, N.A.	RUB	775,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.27% (pays annually)	2/24/26	(147,505)
JPMorgan Chase Bank, N.A.	RUB	1,000,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.27% (pays annually)	6/4/26	162,665
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	314,386
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	684,102
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	57,064
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	47,912
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	54,324
Standard Chartered Bank	MYR	59,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	15,610
Standard Chartered Bank	MYR	26,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(5,552)
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	870,038

							$7,039,828

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	$1,874	1.00% (pays quarterly)(1)	6/20/22	2.56%	$(23,885)	$37,996	$14,111

Total	$1,874				$(23,885)	$37,996	$14,111

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$94	1.00% (pays quarterly)(1)	6/20/24	$3	$(1,589)	$(1,586)

Total				$3	$(1,589)	$(1,586)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	3.80%	$(37,714)	$25,450	$(12,264)

Total		$1,600				$(37,714)	$25,450	$(12,264)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,474,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	1-day Indice Camara Promedio Rate on CLP 810,021,438 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 27,782 (pays semi-annually)*	2/10/31	$106,464
Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)*	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)*	2/25/31	86,913
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245**	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000**	7/28/23	(3,845,420)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853**	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000**	7/29/23	(9,951,711)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,518,667,068 (pays semi-annually)*	(0.25)% on CLP equivalent of CLF 52,100 (pays semi-annually)*	2/9/31	208,802
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,128,035 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 26,270 (pays semi-annually)*	2/11/31	105,048
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,347,926 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 26,271 (pays semi-annually)*	2/12/31	108,410
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 373,122,363 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 12,775 (pays semi-annually)*	2/17/31	55,898
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,463,251,912 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 50,074 (pays semi-annually)*	2/19/31	187,717
JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394**	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000**	8/7/22	(130,801)
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,062,846 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/10/31	60,114
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	58,800
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	59,691
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	119,973
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	121,162

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 711,127,469 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 24,378 (pays semi-annually)*	2/12/31	$103,440
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 670,247,514 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 22,948 (pays semi-annually)*	2/16/31	99,535
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,841,412 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/16/31	68,142
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,575,388 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/18/31	60,790
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,687,667 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/19/31	57,968

				$(12,259,065)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

**

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives, including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps, to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $102,001,500, which represents 5.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$160,245,815	$1,033,928,366	$(1,092,170,315)	$(2,366)	$—	$102,001,500	$134,859	102,001,500

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$29,639,211	$—	$29,639,211
Loan Participation Notes	—	—	39,786,987	39,786,987
Sovereign Government Bonds	—	1,268,730,906	—	1,268,730,906
Short-Term Investments -
Affiliated Fund	—	102,001,500	—	102,001,500
Sovereign Government Securities	—	145,073,017	—	145,073,017
U.S. Treasury Obligations	—	102,646,895	—	102,646,895
Purchased Interest Rate Swaptions	—	307,452	—	307,452
Total Investments	$—	$1,648,398,981	$39,786,987	$1,688,185,968
Forward Foreign Currency Exchange Contracts	$—	$22,242,586	$—	$22,242,586
Non-deliverable Bond Forward Contracts	—	519,623	—	519,623
Swap Contracts	—	38,858,582	—	38,858,582
Total	$—	$1,710,019,772	$39,786,987	$1,749,806,759

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(38,564,557)	$—	$(38,564,557)
Non-deliverable Bond Forward Contracts	—	(636,691)	—	(636,691)
Futures Contracts	(497,313)	—	—	(497,313)
Swap Contracts	—	(38,673,740)	—	(38,673,740)
Total	$(497,313)	$(77,874,988)	$—	$(78,372,301)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Total
Balance as of October 31, 2020	$34,155,753	$34,155,753
Realized gains (losses)	—	—
Change in net unrealized appreciation (depreciation)	(1,647,854)	(1,647,854)
Cost of purchases	7,454,458	7,454,458
Proceeds from sales, including return of capital	—	—
Accrued discount (premium)	(175,370)	(175,370)
Transfers to Level 3	—	—
Transfers from Level 3	—	—

Balance as of July 31, 2021	$39,786,987	$39,786,987

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2021	$(1,647,854)	$(1,647,854)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2021:

Type of Investment	Fair Value as of July 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$39,786,987	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.86%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.